General and Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
General and Operating Expenses [Abstract]
Schedule of general and operating expenses
	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Terminal equipment and materials	831	855	737
Interconnectivity and payments to domestic and international operators	825	805	789
Maintenance of buildings and sites*	605	584	286
Marketing and general expenses	706	610	570
Services and maintenance by sub-contractors	261	260	277
Vehicle maintenance expenses*	164	156	82
Content services expenses	629	636	653

	4,021	3,906	3,394

* See Note 2.I.1 for information about early adoption of IFRS 16, Leases.